INCOME TAXES (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 5,893,235
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2036
Statutory federal income rate	21.00%	34.00%	34.00%